UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio

July 31, 2011
unaudited

Common stocks — 58.17%	Shares	Value (000)

CONSUMER DISCRETIONARY — 12.93%
Home Depot, Inc.	1,023,000	$35,733
DIRECTV, Class A1	677,200	34,320
British Sky Broadcasting Group PLC	2,128,900	24,881
Virgin Media Inc.	939,000	24,846
Daimler AG	323,500	23,549
Hyundai Motor Co.	101,300	22,579
Mattel, Inc.	703,100	18,745
Marks and Spencer Group PLC	3,197,800	18,172
McDonald’s Corp.	208,200	18,005
Honda Motor Co., Ltd.	450,000	18,003
Bayerische Motoren Werke AG	171,400	17,196
General Motors Co.1	575,000	15,916
Kohl’s Corp.	254,000	13,896
Toyota Motor Corp.	241,100	9,881
Staples, Inc.	503,000	8,078
SES SA, Class A (FDR)	145,900	3,949
Time Warner Inc.	42,600	1,498
		309,247

FINANCIALS — 8.02%
JPMorgan Chase & Co.	812,000	32,845
Société Générale	376,296	18,781
Citigroup Inc.	445,000	17,061
Wells Fargo & Co.	550,500	15,381
Banco Santander, SA	1,425,000	14,999
Westfield Group	1,595,480	13,952
HSBC Holdings PLC (Hong Kong)	1,172,400	11,515
Credit Suisse Group AG	295,000	10,667
Bank of America Corp.	1,050,000	10,196
UBS AG1	511,400	8,518
Banco Santander (Brasil) SA, units	887,900	8,342
Link Real Estate Investment Trust	1,865,000	6,521
Prudential PLC	467,968	5,300
Banco Bilbao Vizcaya Argentaria, SA	422,438	4,461
Hongkong Land Holdings Ltd.	540,000	3,629
Royal Bank of Canada	65,000	3,497
Ping An Insurance (Group) Co. of China, Ltd., Class H	329,000	3,202
American Express Co.	57,400	2,872
		191,739

CONSUMER STAPLES — 7.39%
British American Tobacco PLC	1,075,550	49,795
Altria Group, Inc.	1,623,400	42,695
Philip Morris International Inc.	359,674	25,598
Imperial Tobacco Group PLC	387,800	13,476
Anheuser-Busch InBev NV	205,500	11,870
ConAgra Foods, Inc.	433,600	11,105
Nestlé SA	86,640	5,532
Ralcorp Holdings, Inc.1	56,000	4,844
Lorillard, Inc.	45,089	4,789
PepsiCo, Inc.	42,400	2,715
Coca-Cola Hellenic Bottling Co. SA	98,200	2,547
Wesfarmers Ltd.	53,795	1,733
		176,699

ENERGY — 4.60%
Royal Dutch Shell PLC, Class B	1,205,500	44,314
BP PLC	2,968,000	22,459
BP PLC (ADR)	84,200	3,826
Husky Energy Inc.	502,500	14,069
Apache Corp.	103,000	12,743
ConocoPhillips	108,600	7,818
OAO Gazprom (ADR)	335,000	4,821
		110,050

INFORMATION TECHNOLOGY — 4.58%
Cielo SA, ordinary nominative	997,467	27,721
Microsoft Corp.	965,000	26,441
Compal Electronics, Inc.	13,500,000	17,510
Nintendo Co., Ltd.	69,400	11,079
Corning Inc.	556,000	8,846
HTC Corp.	207,900	6,186
Intel Corp.	270,000	6,029
Baidu, Inc., Class A (ADR)1	36,600	5,749
		109,561

INDUSTRIALS — 3.65%
General Dynamics Corp.	375,300	25,573
Schneider Electric SA	87,700	12,747
Southwest Airlines Co.	1,180,000	11,753
Siemens AG	89,570	11,503
Qantas Airways Ltd.1	4,800,000	9,729
Bureau Veritas SA	116,600	9,533
ASSA ABLOY AB, Class B	152,930	3,940
Legrand SA	68,802	2,681
		87,459

HEALTH CARE — 3.27%
Abbott Laboratories	618,800	31,757
Novartis AG	439,000	27,052
Biogen Idec Inc.1	130,000	13,243
Sonic Healthcare Ltd.	256,700	3,424
GlaxoSmithKline PLC	62,000	1,388
Bayer AG	16,400	1,318
		78,182

MATERIALS — 3.25%
CRH PLC	1,431,579	28,181
ArcelorMittal	485,000	15,196
Dow Chemical Co.	380,000	13,251
Svenska Cellulosa AB SCA, Class B	584,500	8,529
Amcor Ltd.	608,700	4,708
China Steel Corp.	3,669,650	3,830
Israel Chemicals Ltd.	117,185	1,986
PT Semen Gresik (Persero) Tbk	1,731,000	1,924
		77,605

TELECOMMUNICATION SERVICES — 3.12%
AT&T Inc.	787,000	23,028
SOFTBANK CORP.	345,900	13,524
Singapore Telecommunications Ltd.	4,279,000	11,940
OJSC Mobile TeleSystems (ADR)	538,100	10,106
Millicom International Cellular SA (SDR)	80,600	9,685
Turkcell Iletisim Hizmetleri AS1	535,300	2,776
Deutsche Telekom AG	164,330	2,560
MTN Group Ltd.	45,400	984
		74,603

UTILITIES — 2.71%
National Grid PLC	3,508,900	34,385
GDF SUEZ	745,500	24,456
E.ON AG	217,600	6,010
		64,851

MISCELLANEOUS — 4.65%
Other common stocks in initial period of acquisition		111,244

Total common stocks (cost: $1,411,300,000)		1,391,240

Convertible securities — 0.22%

MISCELLANEOUS — 0.22%
Other convertible securities in initial period of acquisition		5,139

Total convertible securities (cost: $5,490,000)		5,139

	Principal amount
Bonds & notes — 33.21%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 17.43%
German Government 4.25% 2014	€10,450	16,254
German Government 1.50% 20162	547	855
German Government, Series 7, 4.00% 2018	4,100	6,571
German Government, Series 8, 4.25% 2018	7,100	11,574
German Government 1.75% 20202	721	1,179
German Government 3.00% 2020	16,100	24,182
German Government 4.00% 2037	2,575	4,123
German Government, Series 8, 4.75% 2040	10,800	19,654
Japanese Government, Series 238, 1.40% 2012	¥295,000	3,861
Japanese Government, Series 264, 1.50% 2014	390,000	5,267
Japanese Government, Series 269, 1.30% 2015	495,000	6,667
Japanese Government, Series 14, 1.20% 20172	9,910	132
Japanese Government, Series 288, 1.70% 2017	155,000	2,158
Japanese Government, Series 296, 1.50% 2018	2,215,000	30,476
Japanese Government, Series 21, 2.30% 2035	325,000	4,483
United Mexican States Government Global 6.625% 2015	$1,950	2,270
United Mexican States Government, Series M10, 8.00% 2015	MXN 51,500	4,760
United Mexican States Government, Series M10, 7.75% 2017	134,000	12,426
United Mexican States Government 3.50% 20172	23,235	2,170
United Mexican States Government, Series M20, 10.00% 2024	30,000	3,253
United Mexican States Government, Series M30, 10.00% 2036	131,330	14,098
Singapore (Republic of) 1.625% 2013	$ S11,075	9,407
Singapore (Republic of) 3.75% 2016	9,600	9,174
Singapore (Republic of) 3.25% 2020	8,450	7,801
Singapore (Republic of) 2.875% 2030	13,500	11,441
Netherlands Government Eurobond 3.25% 2015	€19,550	29,595
Swedish Government 1.00% 20143	$900	907
Swedish Government, Series 1041, 6.75% 2014	SKr16,800	3,008
Swedish Government 3.50% 20152	4,159	761
Swedish Government, Series 1049, 4.50% 2015	93,325	16,203
Swedish Government, Series 1047, 5.00% 2020	35,100	6,725
Swedish Government, Series 3104, 3.50% 20282	5,496	1,246
South Korean Government, Series 1303, 5.25% 2013	KRW 604,370	586
South Korean Government 4.25% 2014	3,087,000	2,958
South Korean Government 5.00% 2014	923,020	903
South Korean Government 5.25% 2015	15,574,320	15,473
South Korean Government 5.50% 2017	1,415,000	1,448
South Korean Government, Series 3012, 4.75% 2030	5,190,000	5,255
Kingdom of Denmark 5.00% 2013	DKr45,000	9,376
Kingdom of Denmark 4.00% 2019	48,000	10,257
Canadian Government 4.50% 2015	$ C1,050	1,211
Canadian Government 4.25% 2018	9,625	11,296
Canadian Government 4.25% 20212	1,363	1,986
Russian Federation 7.85% 2018	RUB280,000	10,691
Russian Federation 7.85% 2018	25,000	955
Russian Federation 5.00% 2020	$1,800	1,899
Hungarian Government, Series 14/C, 5.50% 2014	HUF 555,530	2,887
Hungarian Government, Series 17/B, 6.75% 2017	606,390	3,183
Hungarian Government, Series 19/A, 6.50% 2019	1,270,000	6,443
Polish Government, Series 0414, 5.75% 2014	PLN 4,750	1,749
Polish Government, Series 1017, 5.25% 2017	24,175	8,599
Polish Government 6.375% 2019	$150	171
Polish Government 5.125% 2021	930	970
Malaysian Government, Series 204, 5.094% 2014	MYR 2,650	936
Malaysian Government, Series 0409, 3.741% 2015	3,900	1,332
Malaysian Government, Series 0110, 3.835% 2015	14,650	5,020
Malaysian Government, Series 0207, 3.814% 2017	8,600	2,930
Israeli Government 4.50% 2015	ILS12,550	3,706
Israeli Government 5.00% 20152	1,975	665
Israeli Government 5.50% 2017	11,000	3,356
Italian Government 3.75% 2013	€1,000	1,406
Italian Government 4.75% 2021	4,500	5,943
United Kingdom 2.75% 2015	£1,785	3,081
United Kingdom 4.50% 2019	250	469
United Kingdom 4.75% 2020	25	47
United Kingdom 4.50% 2034	620	1,099
United Kingdom 4.75% 2038	550	1,019
Colombia (Republic of) Global 7.375% 2019	$1,000	1,271
Colombia (Republic of) Global 4.375% 2021	1,200	1,238
Colombia (Republic of) Global 7.75% 2021	COP3,640,000	2,351
Chilean Government 3.875% 2020	$2,600	2,670
Thai Government 5.25% 2014	THB57,750	2,012
State of Qatar 5.25% 2020	$1,300	1,437
State of Qatar 9.75% 2030	50	77
Bermudan Government 5.603% 2020	1,000	1,116
Bermudan Government 5.603% 20203	100	112
Croatian Government 6.75% 2019	1,100	1,163
French Government O.A.T. Eurobond 5.00% 2011	€600	869
New South Wales Treasury Corp., Series 14, 5.50% 2014	$ A300	337
Queensland Treasury Corp., Series 17, 6.00% 2017	200	232
		416,871

CORPORATE BONDS & NOTES — 8.30%
FINANCIALS — 3.29%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€275	$400
Westfield Group 7.50% 20143	$160	184
Westfield Group 5.70% 20163	620	696
Westfield Group 7.125% 20183	600	710
Westfield Group 6.75% 20193	2,320	2,691
WEA Finance LLC 4.625% 20213	6,355	6,428
Developers Diversified Realty Corp. 9.625% 2016	535	655
Developers Diversified Realty Corp. 4.75% 2018	7,710	7,829
Prologis, Inc. 6.25% 2017	920	1,035
Prologis, Inc. 6.875% 2020	4,975	5,648
HSBC Bank PLC 3.50% 20153	900	936
HSBC Holdings PLC 6.00% 2019	€400	619
HSBC Bank USA, NA 4.875% 2020	$750	756
HSBC Bank PLC 4.75% 20213	2,550	2,633
HSBC Holdings PLC 6.375% 20224	£50	89
JPMorgan Chase & Co. 3.45% 2016	$500	512
JPMorgan Chase & Co. 4.25% 2020	300	300
JPMorgan Chase & Co. 4.40% 2020	1,200	1,211
JPMorgan Chase & Co. 4.625% 2021	2,800	2,861
Standard Chartered PLC 3.20% 20163	2,300	2,322
Standard Chartered Bank 5.875% 2017	€1,200	1,827
Citigroup Inc. 4.587% 2015	$2,370	2,532
Citigroup Inc. 3.953% 2016	1,100	1,144
Goldman Sachs Group, Inc. 3.625% 2016	600	608
Goldman Sachs Group, Inc. 7.50% 2019	1,400	1,656
Goldman Sachs Group, Inc. 5.25% 2021	1,200	1,227
Simon Property Group, LP 6.75% 2014	300	340
Simon Property Group, LP 4.20% 2015	576	620
Simon Property Group, LP 6.125% 2018	1,950	2,232
Munich Re Finance BV 6.75% 20234	€2,070	3,108
Morgan Stanley 3.80% 2016	$3,000	3,024
Wells Fargo & Co. 3.676% 2016	1,125	1,183
Wells Fargo & Co. 4.60% 2021	1,650	1,721
Barclays Bank PLC 6.00% 2018	€1,575	2,271
Zurich Finance (USA), Inc., Series 6, 5.75% 20234	1,420	2,070
UBS AG 5.75% 2018	$1,850	2,029
Commerzbank AG, Series 151, 6.625% 2019	£1,220	1,990
Bank of America Corp. 5.00% 2021	$1,500	1,488
Bank of America Corp. 5.875% 2021	400	420
Kimco Realty Corp. 5.584% 2015	800	889
Kimco Realty Corp., Series C, 5.783% 2016	500	562
Realogy Corp. 7.875% 20193	1,375	1,361
RSA Insurance Group PLC 8.50% (undated)4	£504	873
Aviva PLC 5.25% 2023	€600	869
Royal Bank of Scotland PLC 6.934% 2018	600	840
Société Générale 6.125% 2018	500	771
Regions Financial Corp. 5.75% 2015	$690	686
Lloyds TSB Bank PLC 6.50% 2020	€500	673
Intesa Sanpaolo SpA 2.658% 20143,4	$475	467
ERP Operating LP 4.75% 2020	250	261
AXA SA, junior subordinated 6.463% (undated)3,4	300	252
Banco de Crédito del Perú 5.375% 20203	125	124
		78,633

HEALTH CARE — 1.23%
Roche Holdings Inc. 5.00% 20143	4,645	5,116
Roche Holdings Inc. 6.00% 20193	5,035	6,006
Boston Scientific Corp. 6.00% 2020	6,905	7,883
Novartis Capital Corp. 2.90% 2015	3,050	3,234
Novartis Securities Investment Ltd. 5.125% 2019	3,645	4,182
GlaxoSmithKline Capital Inc. 5.65% 2018	1,780	2,088
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	355	380
Abbott Laboratories 5.875% 2016	225	267
Schering-Plough Corp. 6.00% 2017	25	30
		29,186

ENERGY — 1.08%
Gazprom OJSC 5.092% 20153	1,100	1,169
Gazprom OJSC 5.875% 2015	€1,350	2,084
Gazprom OJSC 7.288% 2037	$2,540	2,842
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	1,450	1,538
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,590	1,741
Husky Energy Inc. 6.20% 2017	1,340	1,540
Husky Energy Inc. 7.25% 2019	1,270	1,566
TransCanada PipeLines Ltd. 5.05% 2014	$ C1,650	1,844
TransCanada PipeLines Ltd. 6.50% 2018	$125	151
TransCanada PipeLines Ltd. 7.125% 2019	125	157
Anadarko Petroleum Corp. 8.70% 2019	1,635	2,147
Enbridge Energy Partners, LP 5.20% 2020	1,925	2,104
Kinder Morgan Energy Partners LP 6.85% 2020	1,745	2,088
Statoil ASA 3.125% 2017	1,460	1,541
PTT Exploration & Production Ltd 5.692% 20213	1,000	1,044
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20183,5	1,000	1,022
Enbridge Inc. 5.60% 2017	500	575
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,5	400	426
Ras Laffan Liquefied Natural Gas III 5.50% 2014	250	277
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	27
Shell International Finance BV 4.00% 2014	25	27
		25,910

CONSUMER STAPLES — 0.72%
Anheuser-Busch InBev NV 0.609% 20144	1,225	1,230
Anheuser-Busch InBev NV 6.875% 2019	4,350	5,470
Altria Group, Inc. 9.70% 2018	1,340	1,809
Altria Group, Inc. 4.75% 2021	3,300	3,418
Kraft Foods Inc. 6.125% 2018	2,780	3,293
Wal-Mart Stores, Inc. 2.80% 2016	1,000	1,060
PepsiCo, Inc. 2.50% 2016	1,000	1,030
		17,310

TELECOMMUNICATION SERVICES — 0.53%
MTS International Funding Ltd. 8.625% 2020	2,730	3,136
Koninklijke KPN NV 3.75% 2020	€1,550	2,143
Deutsche Telekom International Finance BV 6.00% 2017	1,300	2,115
Telefónica Emisiones, SAU 4.949% 2015	$50	52
Telefónica Emisiones, SAU 3.992% 2016	1,600	1,609
AT&T Inc. 6.125% 2015	€400	644
AT&T Inc. 5.50% 2018	$100	115
AT&T Inc. 5.80% 2019	200	234
France Télécom 5.00% 2016	£50	90
France Télécom 5.625% 2018	€500	817
Telecom Italia Capital SA 6.999% 2018	$300	317
Telecom Italia Capital SA 7.175% 2019	500	530
Vodafone Group PLC 5.625% 2017	500	573
Verizon Communications Inc. 3.00% 2016	400	417
		12,792

CONSUMER DISCRETIONARY — 0.49%
Time Warner Inc. 4.75% 2021	2,500	2,633
Time Warner Cable Inc. 5.00% 2020	2,275	2,450
Time Warner Cable Inc. 4.125% 2021	150	150
Comcast Corp. 5.90% 2016	2,235	2,592
Virgin Media Finance PLC, Series 1, 9.50% 2016	1,175	1,328
Volkswagen International Finance NV 0.856% 20143,4	1,000	1,004
Fortune Brands, Inc. 6.375% 2014	500	558
Macy’s Retail Holdings, Inc. 8.125% 20154	325	389
BMW Group 3.875% 2017	€250	372
McDonald’s Corp. 3.50% 2020	$150	155
		11,631

UTILITIES — 0.39%
National Grid PLC 6.30% 2016	1,710	1,999
E.ON International Finance BV 5.80% 20183	1,325	1,515
Enersis SA 7.375% 2014	1,325	1,491
Enel Finance International SA 3.875% 20143	1,400	1,419
Iberdrola Finance Ireland 5.00% 20193	925	926
Veolia Environnement 5.25% 2013	500	536
Veolia Environnement 6.00% 2018	125	144
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	€300	443
Hydro One Inc. 5.49% 2040	$ C200	238
Colbun SA 6.00% 20203	$200	214
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	150	212
Scottish and Southern Energy PLC 6.125% 2013	€100	154
		9,291

MATERIALS — 0.26%
Rio Tinto Finance (USA) Ltd. 2.50% 2016	$1,950	2,007
Rio Tinto Finance (USA) Ltd. 4.125% 2021	1,000	1,048
CRH America, Inc. 4.125% 2016	440	457
CRH America, Inc. 6.00% 2016	990	1,110
Teck Resources Ltd. 3.15% 2017	1,500	1,546
		6,168

INFORMATION TECHNOLOGY — 0.23%
First Data Corp. 8.75% 20223,4,6	3,100	3,053
International Business Machines Corp. 1.95% 2016	1,535	1,541
Cisco Systems, Inc. 0.499% 20144	1,000	1,004
		5,598

INDUSTRIALS — 0.08%
Ply Gem Industries, Inc. 8.25% 20183	1,330	1,277
Volvo Treasury AB 5.95% 20153	200	224
Volvo Treasury AB 5.00% 2017	€300	462
		1,963

Total corporate bonds & notes		198,482

BONDS & NOTES OF U.S. GOVERNMENT — 4.07%
U.S. Treasury 3.875% 2013	$16,200	17,085
U.S. Treasury 2.00% 20142	367	398
U.S. Treasury 1.75% 2015	1,550	1,600
U.S. Treasury 2.125% 2015	3,500	3,653
U.S. Treasury 1.875% 20152	581	651
U.S. Treasury 4.50% 2016	2,500	2,873
U.S. Treasury 7.50% 2016	3,650	4,784
U.S. Treasury 2.375% 20172	672	784
U.S. Treasury 8.875% 2017	500	707
U.S. Treasury 1.375% 20182	1,886	2,109
U.S. Treasury 3.50% 2018	14,555	15,985
U.S. Treasury 3.50% 2020	3,750	4,027
U.S. Treasury 6.50% 2026	2,450	3,320
U.S. Treasury 5.25% 2029	1,950	2,339
U.S. Treasury 4.375% 2038	5,342	5,605
U.S. Treasury 4.625% 2040	14,300	15,546
U.S. Treasury 4.75% 2041	14,250	15,788
		97,254

MORTGAGE-BACKED OBLIGATIONS5 — 3.41%
Fannie Mae 3.50% 2025	485	500
Fannie Mae 4.00% 2025	800	840
Fannie Mae 3.50% 2026	1,073	1,105
Fannie Mae 3.50% 2026	1,067	1,099
Fannie Mae 3.50% 2026	394	406
Fannie Mae 4.00% 2026	1,900	1,993
Fannie Mae 4.00% 2026	750	787
Fannie Mae 6.00% 2037	3,342	3,687
Fannie Mae 6.00% 2038	2,950	3,254
Fannie Mae 6.00% 2038	1,754	1,931
Fannie Mae 6.00% 2038	172	189
Fannie Mae 4.00% 2040	494	502
Fannie Mae 4.00% 2040	493	502
Fannie Mae 4.50% 2040	1,871	1,956
Fannie Mae 4.50% 2040	1,493	1,561
Fannie Mae 6.00% 2040	282	311
Fannie Mae 4.00% 2041	1,885	1,917
Fannie Mae 4.00% 2041	594	604
Fannie Mae 4.00% 2041	494	503
Fannie Mae 4.00% 2041	370	376
Fannie Mae 4.50% 2041	5,200	5,429
Fannie Mae 4.50% 2041	1,987	2,078
Fannie Mae 4.50% 2041	1,790	1,872
Fannie Mae 4.50% 2041	1,500	1,569
Fannie Mae 4.50% 2041	1,294	1,353
Fannie Mae 4.50% 2041	996	1,041
Fannie Mae 5.00% 2041	10,287	10,998
Fannie Mae 5.00% 2041	6,400	6,831
Fannie Mae 5.00% 2041	4,981	5,350
Fannie Mae 5.50% 2041	3,000	3,251
Freddie Mac 5.00% 2041	4,700	5,033
Freddie Mac 5.00% 2041	2,095	2,241
Nordea Hypotek AB 4.00% 2014	SKr21,800	3,549
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 2013	€750	1,120
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016	950	1,452
HBOS Treasury Services PLC, Series 17, 4.375% 2016	1,500	2,243
Dexia Municipal Agency 4.50% 2017	1,500	2,228
		81,661

MUNICIPALS — 0.00%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	$25	31

Total bonds & notes (cost: $768,418,000)		794,299

	Principal amount	Value
Short-term securities — 8.98%	(000)	(000)

Old Line Funding, LLC 0.17% due 10/20–10/26/20113	$41,300	$41,286
Variable Funding Capital Company LLC 0.15% due 8/1/20113	34,000	33,999
Federal Home Loan Bank 0.09% due 8/24–11/28/2011	33,300	33,291
Westpac Banking Corp. 0.20% due 8/25/20113	25,100	25,098
CAFCO, LLC 0.13% due 8/24/2011	25,000	24,998
Coca-Cola Co. 0.16% due 9/20/20113	15,400	15,397
American Honda Finance Corp. 0.16% due 10/24/2011	12,400	12,393
Toyota Motor Credit Corp. 0.16% due 8/4/2011	10,000	10,000
Fannie Mae 0.12% due 3/19/2012	10,000	9,988
Caisse d’Amortissement de la Dette Sociale 0.20% due 9/20/20113	8,400	8,399

Total short-term securities (cost: $214,852,000)		214,849

Total investment securities (cost: $2,400,060,000)		2,405,527
Other assets less liabilities		(14,012)

Net assets		$2,391,515

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Index-linked bond whose principal amount moves with a government price index.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $168,417,000, which represented 7.04% of the net assets of the fund.

4Coupon rate may change periodically.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of July 31, 2011, the fund had open forward currency contracts to purchase or sell currencies, as shown in the table on the next page. The open forward currency contracts shown are generally indicative of the level of activity over the prior six-month period.

				(amounts in thousands)
					Unrealized
					appreciation
			Contract amount		(depreciation) at
	Settlement date	Counterparty	Receive	Deliver	7/31/2011

Purchases:
Japanese yen	8/11/2011	UBS AG	¥490,000	$6,045	$321
Japanese yen	8/24/2011	Barclays Bank PLC	¥498,921	$6,384	99
Japanese yen	8/24/2011	Barclays Bank PLC	¥209,240	$2,657	61
Russian ruble	9/1/2011	JPMorgan Chase	RUB31,970	$1,150	2
					$483

Sales:
Euros	8/8/2011	JPMorgan Chase	$2,863	€2,000	$(10)
Euros	8/12/2011	HSBC Bank	¥138,684	€1,200	78
Euros	8/16/2011	UBS AG	¥377,589	€3,350	94
Euros	8/23/2011	Citibank	$5,965	€4,250	(139)
Euros	8/23/2011	Barclays Bank PLC	¥356,762	€3,200	40
Euros	8/23/2011	JPMorgan Chase	¥788,675	€7,100	52
Euros	8/23/2011	JPMorgan Chase	¥223,232	€2,000	28
Euros	8/23/2011	HSBC Bank	¥468,741	€4,200	59
Euros	8/25/2011	JPMorgan Chase	$9,637	€6,850	(200)
Euros	8/31/2011	Citibank	$4,162	€2,900	(1)
					$1

Forward currency contracts — net					$484

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$309,247	$—	$—	$309,247
Financials	191,739	—	—	191,739
Consumer staples	176,699	—	—	176,699
Energy	110,050	—	—	110,050
Information technology	109,561	—	—	109,561
Industrials	87,459	—	—	87,459
Health care	78,182	—	—	78,182
Materials	77,605	—	—	77,605
Telecommunication services	74,603	—	—	74,603
Utilities	64,851	—	—	64,851
Miscellaneous	111,244	—	—	111,244
Convertible securities	5,139			5,139
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	416,871	—	416,871
Corporate bonds & notes	—	198,482	—	198,482
Bonds & notes of U.S. government	—	97,254	—	97,254
Mortgage-backed obligations	—	81,661	—	81,661
Municipals	—	31	—	31
Short-term securities	—	214,849	—	214,849
Total	$1,396,379	$1,009,148	$—	$2,405,527

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$834	$—	$834
Unrealized depreciation on open forward currency contracts	—	(350)	—	(350)
Total	$—	$484	$—	$484

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$83,546
Gross unrealized depreciation on investment securities	(78,129)
Net unrealized appreciation on investment securities	5,417
Cost of investment securities for federal income tax purposes	2,400,110

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
SDR = Swedish Depositary Receipts
A$ = Australian dollars
C$ = Canadian dollars
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
£ = British pounds
HUF = Hungarian forints
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
RUB = Russian ruble
SKr = Swedish kronor
S$ = Singapore dollars
THB = Thai baht

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.
MFGEFP-937-0911O-S30497

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: September 28, 2011

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: September 28, 2011